CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	Statutory reserve	Retained Earning	Accumulated other comprehensive (loss)/income	Total
Balance at the beginning at Mar. 31, 2021	$ 2,400	$ 13,415,987	$ 745,590	$ 30,419,177	$ 982,018	$ 45,565,172
Balance at the beginning (in shares) at Mar. 31, 2021	12,000,000
Increase (Decrease) in Stockholders' Equity
Net loss for the period				(43,364)		(43,364)
Appropriation to statutory reserve			733	(733)
Issuance of ordinary shares for business combination	$ 580	4,639,420				4,640,000
Issuance of ordinary shares for acquisition of new subsidiary	2,900,000
Foreign currency translation adjustment					529,906	529,906
Balance at the end at Sep. 30, 2021	$ 2,980	18,055,407	746,323	30,375,080	1,511,924	50,691,714
Balance at the end (in shares) at Sep. 30, 2021	14,900,000
Balance at the beginning at Mar. 31, 2022	$ 2,980	18,055,407	745,590	29,018,885	2,440,423	50,263,285
Balance at the beginning (in shares) at Mar. 31, 2022	14,900,000
Increase (Decrease) in Stockholders' Equity
Net loss for the period				(2,984,116)		(2,984,116)
Foreign currency translation adjustment					(4,616,732)	(4,616,732)
Balance at the end at Sep. 30, 2022	$ 2,980	$ 18,055,407	$ 745,590	$ 26,034,769	$ (2,176,309)	$ 42,662,437
Balance at the end (in shares) at Sep. 30, 2022	14,900,000